Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2024
Prospectus Date	rr_ProspectusDate	Jul. 05, 2024
ALPS/CoreCommodity Management CompleteCommodities Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund (the “Fund”)

SUPPLEMENT DATED AUGUST 6, 2024 TO THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
JULY 5, 2024, AS SUPPLEMENTED

Effective immediately, in the table in the “Performance Information--Average Annual Total Returns” section of the Fund’s prospectus, the name of the “Refinitiv / CoreCommodity CRB TR Index” additional index is deleted and replaced in its entirety with the name “FTSE / CoreCommodity CRB TR Index.”

Effective immediately, the disclosure in the “Portfolio Managers--Conflicts of Interest with Other Accounts–Interested Transactions” section in the Fund’s Statement of Information is deleted and replaced in its entirety with the following information:

Interested Transactions. The proprietary activities or portfolio strategies of CoreCommodity and its employees, or the activities or strategies used for accounts managed by CoreCommodity for other customer accounts could conflict with the transactions and strategies employed on behalf of client accounts and affect the prices and availability of the instruments in which a client invests.

Certain personnel of CoreCommodity also serve as officers of our affiliate CCI, and certain of those CCI officers serve on the Oversight Committee (the “Committee”) for the FTSE/CoreCommodity Management CRB Index and its variant indexes (together the “FTSE/CC CRB Index”) along with at least one representative from FTE or its affiliates. The Committee can change the composition of the FTSE/CC CRB Index (or make other changes) without regard to any resulting impact to an account, including without limitation that the Committee can make such changes in a way that serves the interests of third parties paying license fees to Refinitiv and CCI rather than serving the interests of clients.

If consistent with their investment objectives, accounts may invest in commodity-related instruments that track the performance of the FTSE/CC CRB Index. In such cases, any license fees paid to FTSE by the dealers of those instruments would offset the costs of Refinitiv's operation and administration of the FTSE/CC CRB Index, which could be expected to have an indirect benefit to CCI.

The Fund will invest in futures that are components of CCI’s proprietary indices, and certain Indices used or referenced in the Fund may be the same as or similar to proprietary indices used by CCI. The methodologies used by CoreCommodity in making investment decisions for the Fund may rely on, be the same as or be related to the methodologies used by CCI to design, modify and operate its proprietary indices or trading strategies. CCI can change or discontinue operation of its proprietary indices or trading strategies at any time. CCI may receive index fees with respect to CCI sponsored indexes. Notwithstanding the foregoing, all employees of CoreCommodity when trading for their own accounts will do so in accordance with the Personal Account Trading Policy set forth above.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.